Miller/Howard Income‑Equity Fund
Class	Ticker Symbol
Class I	MHIEX
Adviser Share Class	MHIDX

Miller/Howard Drill Bit to Burner Tip® Fund
Class	Ticker Symbol
Class I	DBBEX
Adviser Share Class	DBBDX

(Each a series of Miller/Howard Funds Trust)
Supplement dated October 10, 2017 to the Prospectus dated February 28, 2017, as revised September 12, 2017

Effective September 20, 2017, Gregory (Greg) L. Powell, PhD has been added as a portfolio manager to the Miller/Howard Income-Equity Fund and the Miller/Howard Drill Bit to Burner Tip® Fund (the “Funds”). In addition, Lowell G. Miller will continue to serve as a portfolio manager of the Income-Equity Fund but will not be the Lead Portfolio Manager. The following disclosures are hereby amended to reflect those changes.

The management table on page 7 of the Prospectus is amended and restated as follows:

Investment Adviser
MHI Funds, LLC

Portfolio Managers – Name and Title	Portfolio Manager of the Income‑Equity Fund Since
Lowell G. Miller, Chief Investment Officer	Inception in December 2015
John R. Cusick, CFA	Inception in December 2015
John E. Leslie, III, CFA	Inception in December 2015
Michael Roomberg, CFA	Inception in December 2015
Bryan J. Spratt, CFA	Inception in December 2015
Gregory L. Powell, PhD	September 2017

The management table on page 13 of the Prospectus is amended and restated as follows:

Investment Adviser
MHI Funds, LLC

Portfolio Managers – Name and Title	Portfolio Manager of the Drill Bit to Burner Tip® Fund Since
Lowell G. Miller, Chief Investment Officer, Lead Portfolio Manager	Inception in December 2015
John R. Cusick, CFA	Inception in December 2015
John E. Leslie, III, CFA	Inception in December 2015
Michael Roomberg, CFA, Lead Portfolio Manager	Inception in December 2015
Bryan J. Spratt, CFA	Inception in December 2015
Gregory L. Powell, PhD	September 2017

The biographical information for the Fund’s portfolio managers on page 26 of the Prospectus, under “Management of the Funds,” is supplemented to include the following information about Gregory L. Powell:

•
Gregory L. Powell, PhD, joined Miller/Howard’s portfolio team in 2017.  Mr. Powell comes to Miller/Howard with a distinguished career as a senior portfolio manager and director of research at AllianceBernstein (AB). During his 19-year term at AB, he managed a team of 12 analysts and a suite of products with $11 billion in AUM, including equity income, long-only value, diversified value, and long/short hedge funds. He served as head of fundamental value research at AB, redesigning the analyst role with an emphasis on investment success and training analysts in all aspects of the position. Prior to AB, Mr. Powell worked for 12 years at General Motors in Detroit and São Paulo, Brazil. He began his career as a senior economist and became general director of market research and forecasting. Mr. Powell holds a BA in Economics/Mathematics from the University of California Santa Barbara, and a PhD and MA in Economics from Northwestern University.

This supplement should be retained with your Prospectus and SAI for future reference.
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Miller/Howard Income‑Equity Fund
Class	Ticker Symbol
Class I	MHIEX
Adviser Share Class	MHIDX

Miller/Howard Drill Bit to Burner Tip® Fund
Class	Ticker Symbol
Class I	DBBEX
Adviser Share Class	DBBDX

(Each a series of Miller/Howard Funds Trust)

Supplement dated October 10, 2017 to the Statement of Additional Information (“SAI”) dated
February 28, 2017, as revised September 12, 2017

The first two paragraphs and accompanying table under “Portfolio Managers” on page 49 of the SAI are revised as follows:

Portfolio Managers
The following section provides certain information with respect to the portfolio managers of the Funds and the material conflicts of interest that may arise in connection with their management of the investments of the Funds, on the one hand, and the investments of other client accounts for which they have responsibility, on the other hand.

Lowell G. Miller and Michael Roomberg are the lead portfolio managers for the Drill Bit to Burner Tip® Fund.  Together with the lead portfolio managers, John E. Leslie, Bryan J. Spratt, John R. Cusick and Gregory L. Powell serve as the Trust’s portfolio management team and share responsibilities for the day‑to‑day management of the Trust’s investment portfolios.

Name of Portfolio Managers
Lowell G. Miller, Chief Investment Officer
John R. Cusick, CFA
John E. Leslie III, CFA
Michael Roomberg, CFA
Bryan J. Spratt, CFA
Gregory L. Powell, PhD

This supplement should be retained with your Prospectus and SAI for future reference.

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